OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2019	2018

Government authorities	$27	$32
Prepaid expenses	175	27
Lease deposits	-	29
Others	34	13

	$236	$101